Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Select Mid Cap Growth Fund - Class A [Member] | Ares Management Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Class A [Member] | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class A [Member] | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Domino's Pizza, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Class A [Member] | PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Select Mid Cap Growth Fund - Class A [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Ares Management Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Domino's Pizza, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Select Mid Cap Growth Fund - Advisor Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Ares Management Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Domino's Pizza, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Select Mid Cap Growth Fund - Class C - [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Ares Management Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Domino's Pizza, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Select Mid Cap Growth Fund - Institutional Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Ares Management Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Domino's Pizza, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Ares Management Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Domino's Pizza, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%